Basis of Presentation and Significant Accounting Policies - Equity Narrative (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2023
Description Of Business And Significant Accounting Policies [Line Items]
Repurchase of shares (in shares)		14,729
Repurchase of shares, value (less than)		$ 0.1
Preferred Class A
Description Of Business And Significant Accounting Policies [Line Items]
Offering costs		$ 0.8
OCP Management Arizona, LLP
Description Of Business And Significant Accounting Policies [Line Items]
Noncash consideration of equity method investment	$ 2.3
Equity method investment (in percent)	49.00%